CVC - AFFILIATE AND RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
AFFILIATE AND RELATED PARTY TRANSACTIONS
AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In July 2016, the Company completed the sale of a 75% interest in Newsday LLC ("Newsday") to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded using the equity method.
At March 31, 2018, the Company's 25% investment in Newsday and its 25% interest in i24NEWS, Altice N.V.'s 24/7 international news and current affairs channel aggregated $12,891 and $800, respectively and is included in investments in affiliates on our condensed consolidated balance sheet. The operating results of i24NEWS is also recorded using the equity method. For the three months ended March 31, 2018 and 2017, the Company recorded equity in net loss of Newsday of $9,312 and $1,510, respectively, and equity in net loss of i24NEWS of $1,130 and $1,247, respectively. In April 2018, Altice NV transferred its ownership of i24 US and i24 Europe to the Company for minimal consideration.
Affiliate and Related Party Transactions
As the transactions discussed below were conducted between subsidiaries of Altice N.V. under common control and equity method investees, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Three Months Ended March 31,
	2018	2017
Revenue	$125	$141
Operating expenses:
Programming and other direct costs	(1,154)	(735)
Other operating expenses, net	(7,994)	(7,298)
Operating expenses, net	(9,148)	(8,033)

Interest expense (a)	—	(47,588)
Net charges	$(9,023)	$(55,480)
Capital Expenditures	$1,626	$892

(a)	In connection with the Company's IPO in June 2017, the Company converted the notes payable to affiliates and related parties into shares of the Company’s common stock at the IPO price.
Revenue
The Company recognized revenue primarily in connection with the sale of advertising to Newsday.
Programming and other direct costs
Programming and other direct costs include costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.
Other operating expenses
A subsidiary of Altice N.V. provides certain executive services, as well as consulting, advisory and other services, including, prior to the IPO, CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $7,500, for the three months ended March 31, 2018 and 2017. As of June 20, 2017, the CEO, CFO and COO became employees of the Company and the agreement was assigned to Altice N.V. by a subsidiary of Altice N.V. This agreement will be terminated upon the completion of the Distribution discussed in Note 1.
Other operating expenses also include charges for services provided by other subsidiaries of Altice N.V. aggregating $494 and $(202), respectively, net of a credit of $482 for transition services provided to Newsday for the three months ended March 31, 2017.
Capital Expenditures
Capital expenditures include $1,626 and $892, respectively, for equipment purchases and software development services provided by subsidiaries of Altice NV.
Aggregate amounts that were due from and due to related parties are summarized below:

	March 31, 2018	December 31, 2017
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,558	2,713
Altice Management Americas (b)	1,271	33
i24 News (b)	4,335	4,036
Other Altice N.V. subsidiaries (b)	31	31
	$21,146	$19,764
Due to:
Altice Management International (c)	7,500	—
Newsday (b)	33	33
Altice Labs S.A. (c)	1,051	7,354
Other Altice N.V. subsidiaries (c)	2,494	3,611
	$11,078	$10,998

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents amounts due to affiliates for services provided to the Company.

AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In July 2016, the Company completed the sale of a 75% interest in Newsday LLC ("Newsday") to an employee of the Company. The Company retained the remaining 25% ownership interest. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded on the equity method.
At December 31, 2017 and 2016, the Company's 25% investment in Newsday and its 25% interest in i24NEWS, Altice N.V.'s 24/7 international news and current affairs channel aggregated $(2,649) and $5,606, respectively, and is included in investments in affiliates on our consolidated balance sheets. The operating results of Newsday and i24NEWS are recorded on the equity basis. For the years ended December 31, 2017 and 2016, the Company recorded equity in net loss of Newsday of $7,219 and $1,132, respectively, and equity in net loss of i24NEWS of $2,821 and $0, respectively.
Affiliate and Related Party Transactions
As the transactions discussed below were conducted between subsidiaries of Altice N.V. under common control and equity method investees, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
The following table summarizes the revenue and charges related to services provided to or received from subsidiaries of Altice N.V. and Newsday:

	Years Ended December 31,
	2017	2016
Revenue	$1,100	$1,086
Operating expenses:
Programming and other direct costs	$(4,176)	$(1,947)
Other operating expenses, net	(33,140)	(18,854)
Operating expenses, net	(37,316)	(20,801)

Interest expense (see Note 9)(a)	(90,405)	(112,712)
Loss on extinguishment of debt and write-off of deferred financing costs (see Note 9)	(513,723)	—
Net charges	$(640,344)	$(132,427)
Capital Expenditures	$22,012	$45,886

(a)	The 2016 amount includes $10,155 related to Holdco Notes prior to the exchange in addition to the interest related to notes payable to affiliates and related parties discussed in Note 9.
Revenue
The Company recognized revenue primarily from the sale of advertising to Newsday.
Programming and other direct costs
Programming and other direct costs include costs incurred by the Company for the transport and termination of voice and data services provided by a subsidiary of Altice N.V.
Other operating expenses
Altice N.V. provides certain executive services, as well as consulting, advisory and other services, including, prior to the IPO, CEO, CFO and COO services, to the Company. Compensation under the terms of the agreement is an annual fee of $30,000 to be paid by the Company. Fees associated with this agreement recorded by the Company amounted to approximately $30,000 and $20,556, for the years ended December 31, 2017 and 2016, respectively. As of June 20, 2017, the CEO, CFO and COO became employees of the Company and the agreement was assigned to Altice N.V. by a subsidiary of Altice N.V. This agreement will be terminated upon the completion of the Distribution discussed in Note 1.
Other operating expenses also include charges for services provided by other subsidiaries of Altice N.V. aggregating $4,057 and $887, respectively, net of a credit of $917 and $2,589 related to transition services provided to Newsday for the year ended December 31, 2017 and 2016, respectively.
Capital Expenditures
Capital expenditures for the year ended December 31, 2017 include $17,434 of equipment purchased from Altice Labs S.A., and $4,578 of software development services, that were capitalized, from Altice Management International and other Altice N.V. subsidiaries.
Capital expenditures for the year ended December 31, 2016 include $44,121 of equipment purchased from Altice Management International and $1,025 from another Altice N.V. subsidiary. In addition, the Company acquired certain software development services that were capitalized from Altice Labs S.A. aggregating $740.
Aggregate amounts that were due from and due to related parties are summarized below:

	December 31,
	2017	2016
Due from:
Altice US Finance S.A. (a)	$12,951	$12,951
Newsday (b)	2,713	6,114
Altice Management Americas (b)	33	3,117
i24NEWS (b)	4,036	—
Other Altice N.V. subsidiaries (b)	31	—
	$19,764	$22,182
Due to:
CVC 3BV (c)	$—	$71,655
Neptune Holdings US LP (c)	—	7,962
Altice Management International (d)	—	44,121
Newsday (b)	33	275
Altice Labs S.A. (d)	7,354	866
Other Altice N.V. subsidiaries (e)	3,611	2,484
	$10,998	$127,363

(a)	Represents interest on senior notes paid by the Company on behalf of the affiliate.

(b)
Represents amounts paid by the Company on behalf of the respective related party and for Newsday, the net amounts due from the related party also include charges for certain transition services provided.

(c)	Represents distributions payable to stockholders.

(d)	Amounts payable as of December 31, 2016 primarily represent amounts due for equipment purchases and/or software development services discussed above.

(e)	Represents amounts due to affiliates for services provided to the Company.
The table above does not include notes payable to affiliates and related parties of $1,750,000 and the related accrued interest of $102,557 as of December 31, 2016, respectively, which is reflected in accrued interest in the Company's balance sheet. See discussion in Note 9.
In the second quarter of 2017, prior to the Company's IPO, the Company declared and paid cash distributions aggregating $839,700 to stockholders, $500,000 of which were funded with proceeds from borrowings under CSC Holdings' revolving credit facility. In 2016, the Company declared cash distributions of $445,176, of which $365,559 were paid in 2016 and $79,617 were paid in the first quarter of 2017.

Cablevision Systems Corporation And Subsidiaries
Related Party Transaction [Line Items]
AFFILIATE AND RELATED PARTY TRANSACTIONS
AFFILIATE AND RELATED PARTY TRANSACTIONS
Equity Method Investments
In September 2015, the Company purchased the minority interest in Newsday Holdings LLC ("Newsday Holdings") held by Tribune Media Company ("Tribune") for approximately $8,300. As a result of this transaction, Newsday Holdings became a wholly-owned subsidiary of the Company. In addition, the indemnity provided by the Company to Tribune for certain taxes incurred by Tribune if Newsday Holdings or its subsidiary sold or otherwise disposed of Newsday assets in a taxable transaction or failed to maintain specified minimum outstanding indebtedness, was amended so that the restriction period lapsed on September 2, 2015.
Subsequent to the Merger, in July 2016, the Company completed the sale of a 75% interest in Newsday LLC. The Company retained the remaining 25% ownership interest.

In December 2016, the Company made an investment of $1,966 in i24NEWS, Altice’s 24/7 international news and current affairs channel, representing a 25% ownership interest and the 75% interest is owned by a subsidiary of Altice.

Related Party Transactions
As the transactions discussed below were conducted between subsidiaries under common control, amounts charged for certain services may not have represented amounts that might have been received or incurred if the transactions were based upon arm's length negotiations.
Cablevision is controlled by Charles F. Dolan, certain members of his immediate family and certain family related entities (collectively the “Dolan Family”).  Members of the Dolan Family are also the controlling stockholders of AMC Networks, The Madison Square Garden Company and MSG Networks Inc. ("MSG Networks").
The following table summarizes the revenue and charges (credits) related to services provided to or received from AMC Networks, Madison Square Garden Company and MSG Networks for the Predecessor periods:

	January 1, 2016 to June 20, 2016	Year Ended December 31, 2015

Revenue	$2,088	$5,343
Operating expenses:
Programming and other direct costs, net of credits	$84,636	$176,909
Other operating expenses, net of credits	2,182	5,372
Operating expenses, net	86,818	182,281
Net charges	$84,730	$176,938

Revenue
The Company recognized revenue in connection with television advertisements and print advertising, as well as certain telecommunication services charged by its subsidiaries to AMC Networks, Madison Square Garden and MSG Networks.  The Company and its subsidiaries, together with AMC Networks, Madison Square Garden and MSG Networks may have entered into agreements with third parties in which the amounts paid/received by AMC Networks, Madison Square Garden and MSG Networks, their subsidiaries, or the Company may have differed from the amounts that would have been paid/received if such arrangements were negotiated separately.  Where subsidiaries of the Company have incurred a cost incremental to fair value and AMC Networks, Madison Square Garden and MSG Networks have received a benefit incremental to fair value from these negotiations, the Company and its subsidiaries charged AMC Networks, Madison Square Garden and MSG Networks for the incremental amount.
Programming and other direct costs
Programming and other direct costs included costs incurred by the Company for the carriage of the MSG Networks, as well as for AMC, WE tv, IFC, Sundance Channel and BBC America (2015 period only) on the Company's cable systems.  The Company also purchased certain programming signal transmission and production services from AMC Networks.
Other operating expenses (credits)
The Company, AMC Networks, Madison Square Garden and MSG Networks routinely entered into transactions with each other in the ordinary course of business.  Such transactions included, but were not limited to, sponsorship agreements and cross-promotion arrangements. Additionally, amounts reflected in the tables were net of allocations to AMC Networks, Madison Square Garden and MSG Networks for services performed by the Company on their behalf.  Amounts also included charges to the Company for services performed or paid by the affiliate on the Company's behalf.
Subsequent to the Merger, the Company continues to receive or provide services to these entities, but these entities are no longer related parties.
Transactions with Other Affiliates
During the period ended January 1, 2016 to June 20, 2016 and the year ended December 31, 2015, the Company provided services to or incurred costs on behalf of certain related parties, including from time to time, the Dolan Family.  All costs incurred on behalf of these related parties were reimbursed to the Company. Aggregate amounts that were due from and due to AMC Networks, Madison Square Garden and MSG Networks and other affiliates at December 31, 2015 (Predecessor) is summarized below:

December 31,
2015
Amounts due from affiliates	$767
Amounts due to affiliates	29,729